Lease - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Lease
Operating cash outflows from operating leases	¥ 469,014		¥ 407,697
Operating cash outflows from finance leases (interest payments)	3,606		5,680
Financing cash outflows from finance leases	25,164	$ 3,905	32,571
Right-of-use assets obtained in exchange for lease liabilities	¥ 1,289,501		¥ 116,714